MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST Two World Trade Center

LETTER TO THE SHAREHOLDERS November 30, 2000            New York, New York 10048

DEAR SHAREHOLDER:

Signs of a slowing economy and vigilance by the Federal Reserve Board in controlling inflation during the six-month period ended November 30, 2000, contributed to more favorable bond-market conditions. The bond-market rally, which began in January, continued through the summer, with long-term interest rates declining significantly by the end of November.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index declined from 5.91 percent in May 2000 to
5.55 percent at the end of November. Because bond prices move inversely to changes in interest rates, bond prices improved this year. The yield pickup for extending maturities from 1 to 30 years averaged 145 basis points during this six month time period.

The ratio of municipal yields as a percentage of Treasury yields has historically been used as a measure of relative value. A rising yield ratio indicates weaker relative performance by municipals and a declining ratio signals strong performance versus Treasuries. Between May and November this ratio was unchanged at 98 percent as municipal yields generally traced the pattern of U.S. Treasury yields. Over the past three years, the high and low ratios of these yields have been 100 percent and 83 percent, respectively.

During the first 11 months of 2000, municipal underwriting was 16 percent lower than last year. Refunding activity, the most interest-rate-sensitive component of supply, dropped more than 50 percent. Approximately 40 percent of the underwritings were enhanced with bond insurance, versus a 50 percent share for the previous three years.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

                      30-YEAR U.S. BOND YIELDS 1994-2000

                                                                 Insured Municipal Yields
                        Insured                                     as a Percentage of
                    Municipal Yields     U.S. Treasury Yields      U.S. Treasury Yields
1994                      5.40                   6.34                     85.17
                          5.40                   6.24                     86.54
                          5.80                   6.66                     87.09
                          6.40                   7.09                     90.27
                          6.35                   7.32                     86.75
                          6.25                   7.43                     84.12
                          6.50                   7.61                     85.41
                          6.25                   7.39                     84.57
                          6.30                   7.45                     84.56
                          6.55                   7.81                     83.87
                          6.75                   7.96                     84.80
                          7.00                   8.00                     87.50
                          6.75                   7.88                     85.66
1995                      6.40                   7.70                     83.12
                          6.15                   7.44                     82.66
                          6.15                   7.43                     82.77
                          6.20                   7.34                     84.47
                          5.80                   6.66                     87.09
                          6.10                   6.62                     92.15
                          6.10                   6.86                     88.92
                          6.00                   6.66                     90.09
                          5.95                   6.48                     91.82
                          5.75                   6.33                     90.84
                          5.50                   6.14                     89.58
                          5.35                   5.94                     90.07
1996                      5.40                   6.03                     89.55
                          5.60                   6.46                     86.69
                          5.85                   6.66                     87.84
                          5.95                   6.89                     86.36
                          6.05                   6.99                     86.55
                          5.90                   6.89                     85.63
                          5.85                   6.97                     83.93
                          5.90                   7.11                     82.98
                          5.70                   6.93                     82.25
                          5.65                   6.64                     85.09
                          5.50                   6.35                     86.61
                          5.60                   6.63                     84.46
1997                      5.70                   6.79                     83.95
                          5.65                   6.80                     83.09
                          5.90                   7.10                     83.10
                          5.75                   6.94                     82.85
                          5.65                   6.91                     81.77
                          5.60                   6.78                     82.60
                          5.30                   6.30                     84.13
                          5.50                   6.61                     83.21
                          5.40                   6.40                     84.38
                          5.35                   6.15                     86.99
                          5.30                   6.05                     87.60
                          5.15                   5.92                     86.99
1998                      5.15                   5.80                     88.79
                          5.20                   5.92                     87.84
                          5.25                   5.93                     88.53
                          5.35                   5.95                     89.92
                          5.20                   5.80                     89.66
                          5.20                   5.65                     92.04
                          5.18                   5.71                     90.72
                          5.03                   5.27                     95.45
                          4.95                   5.00                     99.00
                          5.05                   5.16                     97.87
                          5.00                   5.06                     98.81
                          5.05                   5.10                     99.02
1999                      5.00                   5.09                     98.23
                          5.10                   5.58                     91.40
                          5.15                   5.63                     91.47
                          5.20                   5.66                     91.87
                          5.30                   5.83                     90.91
                          5.47                   5.96                     91.78
                          5.55                   6.10                     90.98
                          5.75                   6.06                     94.88
                          5.85                   6.05                     96.69
                          6.03                   6.16                     97.90
                          6.00                   6.29                     95.39
                          5.97                   6.48                     92.13
2000                      6.18                   6.49                     95.22
                          6.04                   6.14                     98.37
                          5.82                   5.83                     99.83
                          5.91                   5.96                     99.16
                          5.91                   6.01                     98.34
                          5.84                   5.90                     98.98
                          5.73                   5.78                     99.13
                          5.62                   5.67                     99.12
                          5.74                   5.89                     97.45
                          5.65                   5.79                     97.58
                          5.55                   5.61                     98.93

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

During the six-month period ended November 30, 2000, the net asset value (NAV) of Morgan Stanley Dean Witter Municipal Premium Income Trust (PIA) increased from $9.08 to $9.65 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.27 per share, the Fund's total NAV return was
9.80 percent. PIA's value on the New York Stock Exchange (NYSE) increased from $7.75 to $8.25 per share during this period. PIA's total market return, which includes the reinvestment of tax-free dividends, was 9.98 percent. As of November 30, 2000, PIA's share price was at a 14.51 percent discount to its NAV.

Monthly dividends for the fourth quarter of 2000 declared in September were unchanged at $0.045 per share. The Fund's level of undistributed net investment income was $0.089 per share on November 30, 2000, versus $0.106 per share six months earlier.

PORTFOLIO STRUCTURE

The Fund's net assets of $309.2 million were diversified among 13 long-term sectors and 76 credits. Issues in the refunded bond category comprised 7 percent of net assets. These bonds have been

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST refinanced and will be redeemed on the dates shown in the portfolio. At the end of November, the portfolio's average maturity was 19 years. Average duration, a measure of portfolio sensitivity to interest rates, was 7 years. Generally, a portfolio with a longer duration will have greater price volatility than a portfolio with a shorter duration. The accompanying charts provide current information on the portfolios credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost
(book) yields are also charted by year.

THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Fund's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.02 per share to common share earnings. PIA has five ARPS series totaling $100 million representing 32 percent of net assets. The yield on the Fund's three weekly ARPS series ranged between 3.85 and 4.99 percent.

LOOKING AHEAD

The bond market has begun to anticipate that the Federal Reserve Board will ease its monetary policy in 2001. This expectation is based on continued moderate inflation and clear signs of slowing economic growth. This projected environment is favorable for fixed-income investments. Within the fixed-income asset class, we believe municipals represent good long-term value.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST purchase in the open market or in privately negotiated transactions. During the six-month period ended November 30, 2000, the Fund purchased and retired 371,499 shares of common stock at a weighted average market discount of 14.21 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Premium Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

[LARGEST SECTORS BAR GRAPH]

LARGEST SECTORS AS OF NOVEMBER 30, 2000
(% OF NET ASSETS)

ELECTRIC                                    15%
HOSPITAL                                    15%
TRANSPORTATION                              14%
GENERAL OBLIGATION                          12%
IDR/PCR*                                    12%
WATER & SEWER                               10%
MORTGAGE                                     6%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF NOVEMBER 30, 2000
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA                  66%
Aa or AA                    19%
Baa or BBB                   9%
A or A                       3%
N/R                          3%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[DISTRIBUTION BY MATURITY BAR GRAPH]

DISTRIBUTION BY MATURITY
(% OF NET ASSETS)

                                                               WEIGHTED AVERAGE
                                                              MATURITY: 19 YEARS

UNDER 1 YEAR                                                   1.1%
1-5 YEARS                                                      1.8%
5-10 YEARS                                                    15.0%
10-20 YEARS                                                   27.5%
20-30 YEARS                                                   48.8%
30+ YEARS                                                      4.1%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

                     CALL AND COST (BOOK) YIELD STRUCTURE
                        (BASED ON LONG-TERM PORTFOLIO)
                               NOVEMBER 30, 2000

                                                        ------------------------
                                                            WEIGHTED AVERAGE
                                                        CALL PROTECTION: 6 YEARS
                                                        ------------------------

                                BONDS CALLABLE

YEARS BONDS
 CALLABLE
-----------
2000                                         4%
2001                                         9%
2002                                         9%
2003                                         0%
2004                                         8%
2005                                         9%
2006                                        12%
2007                                         4%
2008                                        22%
2009                                         6%
2010+                                       15%

                                                                ----------------
                                                                Weighted Average
                                                                Book Yield: 6.0%
                                                                ----------------

                              COST (BOOK) YIELD*

2000                             8.1%
2001                             6.9%
2002                             6.1%
2003
2004                             6.5%
2005                             6.1%
2006                             5.4%
2007                             6.0%
2008                             5.4%
2009                             5.5%
2010+                            5.7%

* Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before fund operating expenses. For example, the fund is earning a book yield of 6.9% on 9% of the long-term portfolio that is callable in 2001.

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.2%)
            General Obligation (12.0%)
$  4,000    California, Dtd 10/01/98 Refg (MBIA)........................   4.50%   10/01/28    $ 3,428,000
   5,000    Los Angeles Unified School District, California, 1997 Ser B
             (FGIC).....................................................   5.00    07/01/23      4,790,900
   3,000    Hawaii, 1999 Ser CT (FSA)...................................   5.875   09/01/17      3,144,690
   3,500    Massachusetts, 1995 Ser A (Ambac)...........................   5.00    07/01/12      3,539,760
   2,300    Berkley School District, Michigan, Refg Ser 1999 (FGIC).....   4.75    01/01/19      2,092,034
   2,000    Michigan Municipal Bond Authority, School Ser 1998..........   5.25    12/01/13      2,023,280
   3,000    Barberton City School District, Ohio, Ser 1998 (FGIC).......   5.125   11/01/22      2,876,010
     700    Puerto Rico, Public Improvement Ser 1998 (MBIA).............   4.875   07/01/23        654,941
   3,500    Shelby County, Tennessee, Refg 1995 Ser A...................   5.625   04/01/11      3,624,285
   5,000    La Joya Independent School District, Texas, Building, Ser
             2000.......................................................   5.50    02/15/25      4,973,050
   6,000    Washington, Ser 1993 A......................................   5.75    10/01/17      6,092,100
--------                                                                                       -----------
  38,000                                                                                        37,239,050
--------                                                                                       -----------

            Educational Facilities Revenue (4.1%)
   5,500    Oakland University, Michigan, Ser 1995 (MBIA)...............   5.75    05/15/26      5,564,790
            New York State Dormitory Authority,
   4,000    State University Refg Ser 1993 A............................   5.50    05/15/08      4,183,920
   1,350    State University Refg Ser 1990 B............................   7.50    05/15/11      1,570,617
   1,250    Ohio State University, General Receipts Ser 1999 A..........   5.75    12/01/24      1,280,725
--------                                                                                       -----------
  12,100                                                                                        12,600,052
--------                                                                                       -----------

            Electric Revenue (13.5%)
   3,000    Los Angeles Department of Water & Power, California, Issue
             of 1992....................................................   6.375   02/01/20      3,115,200
   5,000    Sacramento Municipal Utility District, California, Refg 1994
             Ser I (MBIA)...............................................   6.00    01/01/24      5,172,000
   2,950    Kansas City, Kansas, Utility Refg & Impr Ser 1994 (FGIC)....   6.375   09/01/23      3,112,574
   7,750    South Carolina Public Service Authority, 1995 Refg Ser A
             (Ambac)....................................................   6.25    01/01/22      8,175,165
  17,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C..........   4.70    02/01/06     17,014,450
   5,000    Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)....   5.75    07/01/19      5,098,050
--------                                                                                       -----------
  40,700                                                                                        41,687,439
--------                                                                                       -----------

            Hospital Revenue (13.4%)
   5,000    Birmingham-Carraway Special Care Facilities Financing
             Authority, Alabama, Carraway Methodist Health Ser 1995 A
             (Connie Lee)...............................................   5.875   08/15/15      5,148,700
   3,500    Colbert County -- Northwest Health Care Authority, Alabama,
             Hellen Keller Hospital Refg Ser 1990.......................   8.75    06/01/09      3,609,830
  10,000    Boston, Massachusetts, Boston City Hospital -- FHA Mtge Refg
             Ser B......................................................   5.75    02/15/13     10,053,800
   5,000    New Jersey Health Care Authority, St Barnabas Medical Center
             Ser 1998 B (MBIA)..........................................   4.75    07/01/28      4,393,500
   4,000    North Carolina Medical Care Commission, Duke University
             Health
             Ser 1998 A.................................................   4.75    06/01/28      3,457,560
   2,985    Lehigh County General Purpose Authority, Pennsylvania, St
             Lukes Hospital Ser 1992 (Ambac)............................   6.25    07/01/22      3,049,983
   2,650    Jefferson County Health Facilities Development Corporation,
             Texas, Baptist Health Ser 1989.............................   8.30    10/01/14      2,523,780

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  5,000    Washington Health Care Facilities Authority, Swedish Health
             Ser 1998 (Ambac)...........................................   5.125%  11/15/22    $ 4,666,000
   5,000    Wisconsin Health & Educational Facilities Authority, Wausau
             Hospital Refg Ser 1998 A (Ambac)...........................   5.125   08/15/20      4,676,400
--------                                                                                       -----------
  43,135                                                                                        41,579,553
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (12.2%)
   9,585    Pima County Industrial Development Authority, Arizona,
             Tucson Electric Power Co Refg Ser 1988 A (FSA).............   7.25    07/15/10     10,074,123
  10,000    Burlington, Kansas, Kansas Gas & Electric Co Ser 1991
             (MBIA).....................................................   7.00    06/01/31     10,304,900
   8,000    New York City Industrial Development Agency, New York,
             Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
             (AMT)......................................................   5.65    10/01/28      7,157,600
  10,000    Alliance Airport Authority, Texas, AMR Corp Ser 1990
             (AMT)......................................................   7.50    12/01/29     10,209,400
--------                                                                                       -----------
  37,585                                                                                        37,746,023
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (2.9%)
   1,250    Lake Charles Non-Profit Housing Development Corporation,
             Louisiana, Ser 1990 A (FSA)................................   7.875   02/15/25      1,253,150
            Massachusetts Housing Finance Agency,
   1,790     Rental 1994 Ser A (AMT) (Ambac)............................   6.60    07/01/14      1,864,303
   3,460     Rental 1994 Ser A (AMT) (Ambac)............................   6.65    07/01/19      3,586,740
   2,400    Minnesota Housing Finance Agency, Rental 1995 Ser D
             (MBIA).....................................................   6.00    02/01/22      2,414,496
--------                                                                                       -----------
   8,900                                                                                         9,118,689
--------                                                                                       -----------

            Mortgage Revenue - Single Family (3.1%)
   2,100    Colorado Housing & Finance Authority Ser 1997 A-2 (AMT).....   7.25    05/01/27      2,284,716
     100    Idaho Housing Agency, Ser 1988 D-2 (AMT)....................   8.25    01/01/20        102,850
     530    Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed
             Ser 1998 C (AMT)...........................................   8.00    11/01/20        544,824
            Olathe, Kansas,
      65     GNMA Collateralized Ser 1990 B.............................   7.50    09/01/10         66,718
     175     GNMA Collateralized Ser 1989 A (AMT) (MBIA)................   8.00    11/01/20        177,279
     980    New Orleans Home Mortgage Authority, Louisiana, GNMA
             Collateralized 1989 Ser B-1 (AMT)..........................   8.25    12/01/21        983,107
     365    Mississippi Housing Finance Corporation, GNMA-Backed Ser
             1989 (AMT) (FGIC)..........................................   8.25    10/15/18        369,161
   2,000    Missouri Housing Development Commission, Homeownership 1996
             Ser D (AMT)................................................   7.10    09/01/27      2,057,060
     810    South Carolina Housing Finance & Development Authority,
             Homeownership 1991 Ser A (AMT).............................   7.40    07/01/23        826,646
      45    Utah Housing Finance Agency, Ser 1991 B-1...................   7.50    07/01/16         45,929
   2,000    Virginia Housing Development Authority, 1992 Ser A..........   7.10    01/01/25      2,059,960
--------                                                                                       -----------
   9,170                                                                                         9,518,250
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (0.5%)
            New York State Medical Care Facilities Finance Agency,
$    535     Mental Health Ser 1987.....................................   8.875%  08/15/07    $   546,502
     425     Mental Health Ser 1990 A (Secondary MBIA)..................   7.75    02/15/20        434,495
     405     Mental Health Ser 1991 A...................................   7.50    02/15/21        415,178
--------                                                                                       -----------
   1,365                                                                                         1,396,175
--------                                                                                       -----------

            Public Facilities Revenue (1.8%)
   2,000    Metropolitan Pier & Exposition Authority, Illinois,
             McCormick Place Refg Ser 1998 A (FGIC).....................   5.50    06/15/18      2,038,380
            Saint Paul Independent School District #625, Minnesota,
   1,700     Ser 1995 C COPs............................................   5.45    02/01/11      1,732,827
   1,800     Ser 1995 C COPs............................................   5.50    02/01/12      1,834,038
--------                                                                                       -----------
   5,500                                                                                         5,605,245
--------                                                                                       -----------

            Transportation Facilities Revenue (13.7%)
   3,000    Alameda Corridor Transportation Authority, California, Sr
             Lien Ser 1999 A (MBIA).....................................   5.25    10/01/21      2,992,230
   4,000    Colorado Department of Transportation, Ser 2000 (Ambac).....   6.00    06/15/14      4,303,520
   2,500    Miami-Dade County, Florida, Miami International Airport Ser
             2000 B (FGIC)..............................................   5.75    10/01/24      2,573,375
   1,940    Atlanta, Georgia, Airport Ser 1994 B (AMT) (Ambac)..........   6.00    01/01/21      1,973,814
            Chicago, Illinois,
   5,000     Chicago-O'Hare International Airport Ser 1996 A (Ambac)....   5.625   01/01/12      5,160,200
   1,805     Midway Airport 1994 Ser A (AMT) (MBIA).....................   6.25    01/01/24      1,856,190
   5,000    New Jersey Transportation Trust Authority, 1998 Ser A
             (FSA)......................................................   4.50    06/15/19      4,440,300
   2,500    New York State Thruway Authority, Local Highway & Bridge Ser
             1998 A (MBIA)..............................................   5.00    04/01/18      2,385,450
   2,800    Puerto Rico Highway & Transportation Authority, Ser 1998
             A..........................................................   4.75    07/01/38      2,443,868
   8,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...   6.125   11/15/25      8,215,920
   5,000    Pocahontas Parkway Association, Virginia, Route 895
             Connector Ser 1998 A.......................................   5.50    08/15/28      4,092,450
   2,000    Richmond Metropolitan Authority, Virginia, Expressway & Refg
             Ser 1998 (FGIC)............................................   5.25    07/15/17      2,015,360
--------                                                                                       -----------
  43,545                                                                                        42,452,677
--------                                                                                       -----------

            Water & Sewer Revenue (9.6%)
   2,500    Coachella, California, Ser 1992 COPs (FSA)..................   6.10    03/01/22      2,570,650
   3,000    Eastern Municipal Water District, Water & Sewer Refg Ser
             1998 A COPs (FGIC).........................................   4.75    07/01/23      2,718,090
   3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)......   5.50    11/01/22      3,061,440
   4,000    Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)...........   5.25    10/01/22      3,918,280
   5,000    Rockdale County Water & Sewage Authority, Georgia, Ser 1999
             A (MBIA)...................................................   5.50    07/01/25      5,015,100
   5,500    Massachusetts Water Resources Authority, 1998 Ser A (FSA)...   4.75    08/01/27      4,849,240
   3,000    Detroit, Michigan, Water Supply 1997 Ser A (MBIA)...........   5.00    07/01/21      2,823,420
   5,000    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)....   5.00    01/01/23      4,683,550
--------                                                                                       -----------
  31,000                                                                                        29,639,770
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Other Revenue (3.5%)
$ 10,000    New York Local Government Assistance Corporation, Refg Ser
             1997 B (MBIA)..............................................   5.00 %  04/01/21    $ 9,380,100
   1,450    Cuyahoga County, Ohio, The Medical Center Co Ser 1998
             (Ambac)....................................................   5.125   02/15/28      1,360,201
--------                                                                                       -----------
  11,450                                                                                        10,740,301
--------                                                                                       -----------
            Refunded (6.9%)
   5,000    Regional Transportation Authority, Illinois, Ser 1994 A
             (Ambac)....................................................   6.25    06/01/04+     5,366,200
   4,000    Lower Colorado River Authority, Texas, Jr Lien Seventh Ser
             (FSA) (ETM)................................................   4.75    01/01/28      3,577,240
   1,340    Missouri Health & Educational Facilities Authority, Missouri
             Baptist Medical Center Refg Ser 1989 (ETM).................   7.625   07/01/18      1,370,498
   4,000    Montgomery County, Ohio, Franciscan Medical Center -- Dayton
             Ser 1997...................................................   5.50    07/01/18      4,111,640
   3,600    Rio Rancho, New Mexico, Water & Wastewater Ser 1995 A
             (FSA)......................................................   6.00    05/15/06+     3,846,132
   3,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM)....   4.70    02/01/06      2,995,740
--------                                                                                       -----------
  20,940                                                                                        21,267,450
--------                                                                                       -----------
 303,390    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $296,115,438)............................   300,590,674
--------                                                                                       -----------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.0%)
   1,000    Massachusetts Health & Educational Facilities Authority, St
             Elizabeth Hospital of Boston Ser D & E (FSA)...............   4.15*   01/01/35      1,000,000
   2,200    Harris County Health Facilities Development Corporation,
--------     Texas, Methodist Hospital Ser 1994 (Demand 11/01/00).......   4.25*   12/01/25      2,200,000
                                                                                               -----------
   3,200    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $3,200,000).............     3,200,000
--------                                                                                       -----------
$306,590    TOTAL INVESTMENTS (Cost $299,315,438) (a)................................  98.2%   303,790,674
========
            OTHER ASSETS IN EXCESS OF LIABILITIES....................................   1.8%     5,412,471
                                                                                      -----    -----------
            NET ASSETS............................................................... 100.0%  $309,203,145
                                                                                      =====    ===========

----------
   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $9,104,976 and
            the aggregate gross unrealized depreciation is $4,629,740, resulting in net unrealized depreciation of $4,475,236.
Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.....................     2.8%
Arizona.....................     3.3
California..................     8.0
Colorado....................     2.1
Florida.....................     0.8
Georgia.....................     4.5
Hawaii......................     1.0
Illinois....................     4.6
Kansas......................     4.6
Louisiana...................     0.7
Massachusetts...............     8.1
Michigan....................     4.0
Minnesota...................     1.9
Mississippi.................     0.1
Missouri....................     1.1
New Jersey..................     3.0
New Mexico..................     1.2
New York....................     8.5
North Carolina..............     1.1
Ohio........................     4.6
Pennsylvania................     1.0
Puerto Rico.................     1.0
South Carolina..............     2.9
Tennessee...................     1.2
Texas.......................    16.8
Utah........................     1.7
Virginia....................     2.6
Washington..................     3.5
Wisconsin...................     1.5
                                ----
Total.......................    98.2%
                                ====

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $299,315,438)........................................ $303,790,674
Cash........................................................       27,580
Receivable for:
    Interest................................................    5,646,277
    Investments sold........................................      145,400
Prepaid expenses and other assets...........................      156,574
                                                              -----------

    TOTAL ASSETS............................................  309,766,505
                                                              -----------
LIABILITIES:
Payable for:
    Dividends to preferred shareholders.....................      139,218
    Investment advisory fee.................................      114,881
    Shares of beneficial interest repurchased...............      112,858
    Administration fee......................................       71,801
Accrued expenses and other payables.........................      124,602
                                                              -----------

    TOTAL LIABILITIES.......................................      563,360
                                                              -----------

    NET ASSETS.............................................. $309,203,145
                                                              ===========
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares
 authorized of non-participating $.01 par value, 1,000
 shares outstanding)........................................ $100,000,000
                                                              -----------
Common shares of beneficial interest (unlimited shares
 authorized of $.01 par value, 21,676,749 shares
 outstanding)...............................................  203,717,917
Net unrealized appreciation.................................    4,475,236
Accumulated undistributed net investment income.............    1,931,772
Accumulated net realized loss...............................     (921,780)
                                                              -----------

    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS............  209,203,145
                                                              -----------

    TOTAL NET ASSETS........................................ $309,203,145
                                                              ===========

NET ASSET VALUE PER COMMON SHARE
 ($209,203,145 divided by 21,676,749 common shares
 outstanding)...............................................        $9.65
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL STATEMENTS continued

STATEMENT OF OPERATIONS
For the six months ended November 30, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $8,890,140
                                                              ----------

EXPENSES
Investment advisory fee.....................................     618,163
Administration fee..........................................     386,352
Auction commission fees.....................................     152,794
Professional fees...........................................      37,499
Transfer agent fees and expenses............................      32,705
Shareholder reports and notices.............................      21,167
Auction agent fees..........................................      17,135
Registration fees...........................................      16,988
Custodian fees..............................................       8,560
Trustees' fees and expenses.................................       7,247
Other.......................................................      16,600
                                                              ----------
    TOTAL EXPENSES..........................................   1,315,210

Less: expense offset........................................      (8,544)
                                                              ----------

    NET EXPENSES............................................   1,306,666
                                                              ----------

    NET INVESTMENT INCOME...................................   7,583,474
                                                              ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................     535,686
Net change in unrealized depreciation.......................  11,900,466
                                                              ----------

    NET GAIN................................................  12,436,152
                                                              ----------

NET INCREASE................................................ $20,019,626
                                                              ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL STATEMENTS continued

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX        FOR THE YEAR
                                                        MONTHS ENDED          ENDED
                                                       NOVEMBER 30, 2000   MAY 31, 2000
---------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................    $  7,583,474      $ 15,649,034
Net realized gain (loss).............................         535,686        (1,457,465)
Net change in unrealized depreciation................      11,900,466       (20,713,171)
                                                         ------------      ------------

    NET INCREASE (DECREASE)..........................      20,019,626        (6,521,602)
                                                         ------------      ------------
Dividends to preferred shareholders from net
 investment income...................................      (2,075,258)       (3,734,450)
                                                         ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income................................      (5,907,135)      (12,096,798)
Net realized gain....................................              --        (1,623,826)
                                                         ------------      ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................      (5,907,135)      (13,720,624)
                                                         ------------      ------------
Decrease from transactions in common shares of
 beneficial interest.................................      (3,089,647)      (12,263,531)
                                                         ------------      ------------

    NET INCREASE (DECREASE)..........................       8,947,586       (36,240,207)
NET ASSETS:
Beginning of period..................................     300,255,559       336,495,766
                                                         ------------      ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $1,931,772 and $2,330,691, respectively).........    $309,203,145      $300,255,559
                                                         ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.25% to the Fund's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2000 aggregated $8,768,320 and $12,177,206, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At November 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $1,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended November 30, 2000 included in

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued

Trustees' fees and expenses in the Statement of Operations amounted to $2,987. At November 30, 2000, the Fund had an accrued pension liability of $53,156 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At November 30, 2000, the Fund did not hold positions in residual interest bonds.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 1999.......................................  23,585,024   $235,850    $218,835,245
Treasury shares purchased and retired (weighted average
 discount 9.68%)*...........................................  (1,536,776)   (15,368)    (12,248,163)
                                                              ----------   --------    ------------
Balance, May 31, 2000.......................................  22,048,248    220,482     206,587,082
Treasury shares purchased and retired (weighted average
 discount 14.21%)*..........................................    (371,499)    (3,715)     (3,085,932)
                                                              ----------   --------    ------------
Balance, November 30, 2000..................................  21,676,749   $216,767    $203,501,150
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued

Dividends, which are cumulative, are reset through auction procedures.

                  AMOUNT IN               NEXT          RANGE OF
SERIES  SHARES*   THOUSANDS*   RATE*   RESET DATE   DIVIDEND RATES**
------  -------   ----------   -----   ----------   ----------------
  A       200       20,000     4.10%    12/06/00      3.95% - 4.60%
  B       200       20,000     3.85     12/06/00      3.85  - 4.99
  C       200       20,000     4.25     09/04/01      3.85  - 4.25
  D       200       20,000     4.16     01/02/01          4.16
  E       200       20,000     4.10     12/06/00      4.00  - 4.45

---------------------

 *   As of November 30, 2000.
**   For the six months ended November 30, 2000.

Subsequent to November 30, 2000 and up through January 5, the Fund paid dividends to each of the Series A through E at rates ranging from 3.84% to 5.10% in the aggregate amount of $396,214.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

7. DIVIDENDS TO COMMON SHAREHOLDERS

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT           RECORD             PAYABLE
       DATE         PER SHARE          DATE                DATE
------------------  ---------   ------------------  ------------------
September 26, 2000   $0.045      December 8, 2000   December 22, 2000
December 26, 2000    $0.045      January 5, 2001     January 19, 2001
December 26, 2000    $0.045      February 9, 2001   February 23, 2001
December 26, 2000    $0.045       March 9, 2001       March 23, 2001

8. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                            FOR THE SIX                   FOR THE YEAR ENDED MAY 31*
                                                           MONTHS ENDED      ----------------------------------------------------
                                                         NOVEMBER 30, 2000     2000       1999       1998       1997       1996
---------------------------------------------------------------------------------------------------------------------------------
                                                            (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period...............            $ 9.08          $10.03     $10.41     $10.08     $10.02     $10.36
                                                               ------          ------     ------     ------     ------     ------
Income from investment operations:
 Net investment income.............................              0.34            0.68       0.70       0.75       0.78       0.79
 Net realized and unrealized gain (loss)...........              0.57           (0.96)     (0.18)      0.33       0.19      (0.22)
                                                               ------          ------     ------     ------     ------     ------
Total income (loss) from investment operations.....              0.91           (0.28)      0.52       1.08       0.97       0.57
                                                               ------          ------     ------     ------     ------     ------
Less dividends and distributions from:
 Net investment income.............................             (0.27)          (0.53)     (0.54)     (0.60)     (0.60)     (0.65)
 Common share equivalent of dividends paid to
   preferred shareholders..........................             (0.09)          (0.16)     (0.14)     (0.15)     (0.14)     (0.15)
 Net realized gain.................................                --           (0.07)     (0.26)        --      (0.20)     (0.12)
                                                               ------          ------     ------     ------     ------     ------
Total dividends and distributions..................             (0.36)          (0.76)     (0.94)     (0.75)     (0.94)     (0.92)
                                                               ------          ------     ------     ------     ------     ------
Anti-dilutive effect of acquiring treasury
 shares............................................              0.02            0.09       0.04         --       0.03       0.01
                                                               ------          ------     ------     ------     ------     ------
Net asset value, end of period.....................            $ 9.65          $ 9.08     $10.03     $10.41     $10.08     $10.02
                                                               ======          ======     ======     ======     ======     ======
Market value, end of period........................            $ 8.25          $ 7.75     $ 8.75     $9.625     $9.375     $ 9.00
                                                               ======          ======     ======     ======     ======     ======
TOTAL RETURN+......................................              9.98%(3)       (4.55)%    (1.21)%     9.08%     13.52%      0.67%

RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:
Expenses...........................................            1.26%(1)(2)     1.28%(1)   1.19%(1)   1.18%(1)   1.14%(1)   1.16%(1)
Net investment income before preferred stock
 dividends.........................................            7.27%(2)        7.30%      6.73%      7.31%      7.70%      7.68%
Preferred stock dividends..........................            1.99%(2)        1.74%      1.39%      1.46%      1.41%      1.44%
Net investment income available to common
 shareholders......................................            5.28%(2)        5.56%      5.34%      5.85%      6.29%      6.24%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............            $309,203        $300,256   $336,496   $354,392   $349,294   $355,587
Asset coverage on preferred shares at end of
 period............................................             309%            300%       336%       354%       349%       355%
Portfolio turnover rate............................               3%(3)          11%        17%        21%         5%        14%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Does not reflect the effect of expense offset of 0.01%.
(2) Annualized.
(3) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
MUNICIPAL PREMIUM INCOME TRUST

Semiannual Report
November 30, 2000